Assets Held For Sale (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Liabilities associated with assets held for sale	$ (7.9)	$ 0.0
PP&E | Non-current assets held for sale
Disclosure of detailed information about investment property [line items]
Non-current assets or disposal groups classified as held for sale	195.0
Decommissioning liability | Non-current assets held for sale
Disclosure of detailed information about investment property [line items]
Liabilities associated with assets held for sale	$ (7.9)